UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street, Suite 2000

         Baltimore, MD  21201

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     January 26, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $264,451 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     6065   103486 SH       SOLE                    28922        0    74564
ARCHSTONE SMITH TR             COM              039583109    13552   232807 SH       SOLE                    51440        0   181367
AVALONBAY CMNTYS INC           COM              053484101    12813    98522 SH       SOLE                    20825        0    77697
BIOMED REALTY TRUST INC        COM              09063H107     8366   292528 SH       SOLE                    66915        0   225613
BOSTON PROPERTIES INC          COM              101121101    15206   135914 SH       SOLE                    30155        0   105759
BRE PROPERTIES INC             CL A             05564E106     3970    61055 SH       SOLE                    17975        0    43080
BROOKFIELD PPTYS CORP          COM              112900105    15871   403540 SH       SOLE                    76276        0   327264
CAMDEN PPTY TR                 SH BEN INT       133131102     6912    93600 SH       SOLE                    21196        0    72404
CEDAR SHOPPING CTRS INC        COM NEW          150602209     4030   253275 SH       SOLE                    57866        0   195409
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     8670   171780 SH       SOLE                    35640        0   136140
DCT INDUSTRIAL TRUST INC       COM              233153105     4266   361550 SH       SOLE                    76700        0   284850
DOUGLAS EMMETT INC             COM              25960P109     6584   247600 SH       SOLE                    52800        0   194800
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     7655    90055 SH       SOLE                    18020        0    72035
HEALTH CARE PPTY INVS INC      COM              421915109     3485    94650 SH       SOLE                    20000        0    74650
HOST HOTELS & RESORTS INC      COM              44107P104    15398   627213 SH       SOLE                   136003        0   491210
KILROY RLTY CORP               COM              49427F108     6319    81007 SH       SOLE                    17530        0    63477
KITE RLTY GROUP TR             COM              49803T102     3298   177144 SH       SOLE                    35996        0   141148
MACERICH CO                    COM              554382101     9472   109420 SH       SOLE                    23910        0    85510
PROLOGIS                       SH BEN INT       743410102    16689   274625 SH       SOLE                    60470        0   214155
REGENCY CTRS CORP              COM              758849103     8114   103803 SH       SOLE                    20708        0    83095
SIMON PPTY GROUP INC NEW       COM              828806109    21278   210066 SH       SOLE                    45825        0   164241
SL GREEN RLTY CORP             COM              78440X101    10909    82160 SH       SOLE                    16935        0    65225
SOVRAN SELF STORAGE INC        COM              84610H108     4769    83249 SH       SOLE                    17959        0    65290
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    10063   161012 SH       SOLE                    34312        0   126700
TANGER FACTORY OUTLET CTRS I   COM              875465106     3983   101931 SH       SOLE                    23445        0    78486
U STORE IT TR                  COM              91274F104     3873   188490 SH       SOLE                    41400        0   147090
UNITED DOMINION REALTY TR IN   COM              910197102     7555   237643 SH       SOLE                    51108        0   186535
VENTAS INC                     COM              92276F100     6021   142270 SH       SOLE                    38040        0   104230
VORNADO RLTY TR                SH BEN INT       929042109    19265   158560 SH       SOLE                    34965        0   123595